UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska  68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period: 05/31/12

Item 1.  Reports to Stockholders.

INNEALTA CAPITAL SECTOR ROTATION FUND

INNEALTA CAPITAL COUNTRY ROTATION FUND

Semi-Annual Report

May 31, 2012

www.innealtacapital.com

1 (855) USE-ETFS

Distributed by Northern Lights Distributors, LLC

Member FINRA

INNEALTA CAPITAL SECTOR ROTATION FUND

PORTFOLIO REVIEW

May 31, 2012 (Unaudited)

The Fund’s performance figures* for the period ending May 31, 2012, compared to its benchmarks:

Inception** - May 31, 2012
Innealta Capital Sector Rotation Fund – Class I	0.10%
Innealta Capital Sector Rotation Fund – Class N	(0.10)%
Barclays Aggregate Bond Index S&P 500 Total Return Index	2.33% 4.19%
Blended Benchmark Index***	3.57%

*

The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.47% for Class I and 1.72% for Class N shares per the March 23, 2012, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

** The Fund’s inception date is December 30, 2011.

Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

       *** The Blended Benchmark Index represents a blend of 60% S&P 500 and 40% Barclays Capital Aggregate Bond Index.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Debt	84.6%
Equity	9.7%
Other, Cash & Cash Equivalents	5.7%
100.0%

INNEALTA CAPITAL COUNTRY ROTATION FUND

PORTFOLIO REVIEW

May 31, 2012 (Unaudited)

The Fund’s performance figures* for the period ending May 31, 2012, compared to its benchmarks:

Inception** - May 31, 2012
Innealta Capital Country Rotation Fund – Class I	0.80%
Innealta Capital Country Rotation Fund – Class N	0.70%
Barclays Aggregate Bond Index MSCI All Country World exUSA Net Index	2.33% (2.95)%
Blended Benchmark Index***	(0.59)%

*

The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.47% for Class I shares and 1.72% for Class N per the March 23, 2012, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

** The Fund’s inception date is December 30, 2011.

The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The MSCI All Country World exUSA Net Index is a free float-adjusted market capitalization index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

*** The Blended Benchmark Index represents a blend of 60% MSCI All Country World exUSA Net Index and 40% Barclays Capital Aggregate Bond Index.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Debt	89.2%
Equity	4.6%
Other, Cash & Cash Equivalents	6.2%
100.0%

Innealta Capital Sector Rotation Fund
PORTFOLIO OF INVESTMENTS
May 31, 2012 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 94.3%
	DEBT FUNDS - 84.6%
62,931	Market Vectors Emerging Markets Local Currency Bond ETF	$ 1,527,335
50,881	SPDR Barclays Capital Emerging Markets Local Bond ETF	1,516,763
198,764	SPDR Barclays Capital High Yield Bond ETF	7,574,896
89,278	Vanguard Intermediate-Term Corporate Bond ETF	7,573,453
68,769	Vanguard Long-Term Corporate Bond ETF	6,091,558
19,347	Vanguard Short-Term Corporate Bond ETF	1,527,446
53,601	Vanguard Total Bond Market ETF	4,529,820
		30,341,271
	EQUITY FUND - 9.7%
54,473	Energy Select Sector SPDR Fund	3,463,393

	TOTAL EXCHANGE TRADED FUNDS (Cost $34,515,782)	33,804,664

	SHORT-TERM INVESTMENT - 2.4%
	MONEY MARKET FUND - 2.4%
852,616	BlackRock Liquidity Funds T-Fund Portfolio, to yield 0.01% ^ (Cost $852,616)	852,616

	TOTAL INVESTMENTS - 96.7% (Cost $35,368,398) (a)	$ 34,657,280
	OTHER ASSETS & LIABILITIES - 3.3%	1,205,501
	TOTAL NET ASSETS - 100.0%	$ 35,862,781

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 189,899
	Unrealized Depreciation:	(901,017)
	Net Unrealized Depreciation:	$ (711,118)
^ Money market fund; interest rate reflects seven-day effective yield on May 31, 2012.

See accompanying notes to financial statements.

Innealta Capital Country Rotation Fund
PORTFOLIO OF INVESTMENTS
May 31, 2012 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 93.8%
	DEBT FUNDS - 89.2%
27,790	Market Vectors Emerging Markets Local Currency Bond ETF	$ 674,463
22,486	SPDR Barclays Capital Emerging Markets Local Bond ETF	670,308
88,001	SPDR Barclays Capital High Yield Bond ETF	3,353,718
39,638	Vanguard Intermediate-Term Corporate Bond ETF	3,362,492
30,669	Vanguard Long-Term Corporate Bond ETF	2,716,660
8,630	Vanguard Short-Term Corporate Bond ETF	681,338
23,918	Vanguard Total Bond Market ETF	2,021,310
		13,480,289
	EQUITY FUND - 4.6%
29,148	Market Vectors Russia ETF	697,512

	TOTAL EXCHANGE TRADED FUNDS (Cost $14,423,394)	14,177,801

	SHORT-TERM INVESTMENT - 3.1%
	MONEY MARKET FUND - 3.1%
474,298	BlackRock Liquidity Funds T-Fund Portfolio, to yield 0.01% ^ (Cost $474,298)	474,298

	TOTAL INVESTMENTS - 96.9% (Cost $14,897,692) (a)	$ 14,652,099
	OTHER ASSETS & LIABILITIES - 3.1%	464,270
	TOTAL NET ASSETS - 100.0%	$ 15,116,369

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 77,919
	Unrealized Depreciation:	(323,512)
	Net Unrealized Depreciation:	$ (245,593)

^ Money market fund; interest rate reflects seven-day effective yield on May 31, 2012.

See accompanying notes to financial statements.

Innealta Capital Funds
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2012 (Unaudited)

	Innealta Capital Sector Rotation Fund	Innealta Capital Country Rotation Fund
ASSETS
Investment securities:
At cost	$ 35,368,398	$ 14,897,692
At value	$ 34,657,280	$ 14,652,099
Receivable for Fund shares sold	1,348,915	582,102
Dividends and interest receivable	47,889	21,296
Receivable due from Advisor	-	18,663
Prepaid expenses & other assets	75,985	78,773
TOTAL ASSETS	36,130,069	15,352,933

LIABILITIES
Payable for investments purchased	242,390	217,045
Investment advisory fees payable	11,603	-
Fees payable to other affiliates	3,840	7,070
Distribution (12b-1) fees payable	2,277	2,110
Payable for Fund shares redeemed	482	481
Accrued expenses and other liabilities	6,696	9,858
TOTAL LIABILITIES	267,288	236,564
NET ASSETS	$ 35,862,781	$ 15,116,369

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 36,369,586	$ 15,284,007
Undistributed net investment income	204,573	65,418
Accumulated net realized gain (loss) from security transactions	(260)	12,537
Net unrealized depreciation of investments	(711,118)	(245,593)
NET ASSETS	$ 35,862,781	$ 15,116,369

Net Asset Value Per Share:
Class I Shares:
Net Assets	$ 24,752,897	$ 4,296,124
Shares of beneficial interest outstanding	2,472,589	426,102
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 10.01	$ 10.08

Class N Shares:
Net Assets	$ 11,109,884	$ 10,820,245
Shares of beneficial interest outstanding	1,111,898	1,074,420
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 9.99	$ 10.07

(a)	Redemptions of shares held less than 60 days may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

Innealta Capital Funds
STATEMENTS OF OPERATIONS
For the Period Ended May 31, 2012 (Unaudited)

	Innealta Capital Sector Rotation Fund (a)	Innealta Capital Country Rotation Fund (b)
INVESTMENT INCOME
Dividends	$ 311,099	$ 103,934
Interest	59	24
TOTAL INVESTMENT INCOME	311,158	103,958

EXPENSES
Investment advisory fees	80,905	26,261
Distribution (12b-1) fees:
Class N	5,737	5,642
Administration fees	12,231	12,231
Legal fees	17,939	17,939
Transfer agent fees	14,541	14,541
Fund accounting fees	9,838	9,838
Registration fees	7,038	7,038
Audit fees	6,851	6,851
Compliance officer fees	6,166	6,166
Shareholder reporting expense	4,567	4,567
Custody fees	3,426	3,426
Trustees' fees	2,284	2,284
Insurance expense	1,827	1,827
Other expenses	1,713	1,713
TOTAL EXPENSES	175,063	120,324

Less: Fees waived and expenses reimbursed by the Advisor	(68,478)	(81,784)

NET EXPENSES	106,585	38,540
NET INVESTMENT INCOME	204,573	65,418

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) from:
Security transactions	(260)	12,537
Net realized gain	(260)	12,537
Net change in unrealized depreciation on:
Investments	(711,118)	(245,593)
Net change in unrealized depreciation	(711,118)	(245,593)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(711,378)	(233,056)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (506,805)	$ (167,638)

(a)	The Innealta Capital Sector Rotation Fund commenced operations on December 30, 2011.
(b)	The Innealta Capital Country Rotation Fund commenced operations on December 30, 2011.

See accompanying notes to financial statements.

Innealta Capital Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Innealta Capital Sector Rotation	Innealta Capital Country Rotation
	Fund (a)	Fund (b)
	For the	For the
	Period Ended	Period Ended
	May 31, 2012	May 31, 2012
	(Unaudited)	(Unaudited)
FROM OPERATIONS
Net investment income	$ 204,573	$ 65,418
Net realized gain(loss) from security transactions	(260)	12,537
Net change in unrealized depreciation of investments	(711,118)	(245,593)
Net decrease in net assets resulting from operations	(506,805)	(167,638)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	26,991,050	4,333,083
Class N	11,317,046	10,988,655
Payments for shares redeemed
Class I	(1,928,058)	(525)
Class N	(34,104)	(37,267)
Redemption fee proceeds
Class I	17,913	11
Class N	5,739	50
Net increase in net assets from shares of beneficial interest	36,369,586	15,284,007

TOTAL INCREASE IN NET ASSETS	35,862,781	15,116,369

NET ASSETS
Beginning of Period	-	-
End of Period*	$ 35,862,781	$ 15,116,369
*Includes undistributed net investment income of:	$ 204,573	$ 65,418

SHARE ACTIVITY - CLASS I
Shares Sold	2,661,943	426,154
Shares Redeemed	(189,354)	(52)
Net increase in shares of beneficial interest outstanding	2,472,589	426,102
SHARE ACTIVITY - CLASS N
Shares Sold	1,115,306	1,078,109
Shares Redeemed	(3,408)	(3,689)
Net increase in shares of beneficial interest outstanding	1,111,898	1,074,420

(a)	The Innealta Capital Sector Rotation Fund commenced operations on December 30, 2011.
(b)	The Innealta Capital Country Rotation Fund commenced operations on December 30, 2011.

See accompanying notes to financial statements.

Innealta Capital Sector Rotation Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

		Class I	Class N
		Period Ended	Period Ended
		May 31,	May 31,
		2012 (1)	2012 (1)
		(Unaudited)	(Unaudited)
Net asset value, beginning of period		$ 10.00	$ 10.00

Activity from investment operations:
	Net investment income (2)	0.11	0.10
	Net realized and unrealized
	gain on investments	(0.11)	(0.12)
Total from investment operations		(0.00)	(0.02)

Paid-in-Capital From Redemption Fees		0.01	0.01

Net asset value, end of period		$ 10.01	$ 9.99

Total return (3)(7)		0.10%	(0.10)%

Net assets, at end of period (000s)		$ 24,753	$ 11,110

Ratio of gross expenses to average
	net assets (4)(5)(6)	2.03%	2.28%
Ratio of net expenses to average
	net assets (5)(6)	1.24%	1.49%
Ratio of net investment income
	to average net assets (5)(6)	2.55%	2.30%

Portfolio Turnover Rate (7)		0%	0%

(1)	The Innealta Capital Sector Rotation Fund's Class N and Class I shares commenced operations December 30, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized for periods less than one full year.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Not annualized.

See accompanying notes to financial statements.

Innealta Capital Country Rotation Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

		Class I		Class N
		Period Ended		Period Ended
		May 31,		May 31,
		2012 (1)		2012 (1)
		(Unaudited)		(Unaudited)
Net asset value, beginning of period		$ 10.00		$ 10.00

Activity from investment operations:
	Net investment income (2)	0.13		0.10
	Net realized and unrealized
	loss on investments	(0.05)		(0.03)
Total from investment operations		0.08		0.07

Paid-in-Capital From Redemption Fees		0.00	(3)	0.00	(3)

Net asset value, end of period		$ 10.08		$ 10.07

Total return (4)(8)		0.80%		0.70%

Net assets, at end of period (000s)		$ 4,296		$ 10,820

Ratio of gross expenses to average
	net assets (5)(6)(7)	4.08%		4.33%
Ratio of net expenses to average
	net assets (6)(7)	1.24%		1.49%
Ratio of net investment income
	to average net assets (6)(7)	2.65%		2.40%

Portfolio Turnover Rate (8)		2%		2%

(1)	The Innealta Capital Country Rotation Fund's Class N and Class I shares commenced operations December 30, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)	Annualized for periods less than one full year.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Not annualized.

See accompanying notes to financial statements.

Innealta Capital Funds

NOTES TO FINANCIAL STATEMENTS

May 31, 2012 (Unaudited)

1.

ORGANIZATION

The Innealta Capital Sector Rotation Fund (“SRM”) and Innealta Capital Country Rotation Fund (“CRM”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. SRM and CRM seek long term capital appreciation and income.

The Funds currently offer Class I shares and Class N shares. Class I and Class N shares are offered at net asset value without an initial sales charge.  Class N shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt

Innealta Capital Funds

NOTES TO FINANCIAL STATEMENTS(Continued)

May 31, 2012 (Unaudited)

obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis.   GAAP establishes the hierarchy that prioritizes inputs to valuation methods.   The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of

Innealta Capital Funds

NOTES TO FINANCIAL STATEMENTS(Continued)

May 31, 2012 (Unaudited)

May 31, 2012 for the Funds’ assets and liabilities measured at fair value:

Innealta Capital Sector Rotation Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 33,804,664	$ -	$ -	$ 33,804,664
Money Market Fund	852,616	-	-	852,616
Total	$ 34,657,280	$ -	$ -	$ 34,657,280

Innealta Capital Country Rotation Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 14,177,801	$ -	$ -	$ 14,177,801
Money Market Fund	474,298	-	-	474,298
Total	$ 14,652,099	$ -	$ -	$ 14,652,099

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (none), or expected to be taken in the Funds’ tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Innealta Capital Funds

NOTES TO FINANCIAL STATEMENTS(Continued)

May 31, 2012 (Unaudited)

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended May 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $34,697,200 and $181,158, respectively, for SRM. For the period ended May 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $15,278,855 and $867,998, respectively, for CRM.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Al Frank Asset Management, Inc. (the Innealta Capital Division) serves as the Funds’ Investment Advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities. Pursuant to an Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of

Innealta Capital Funds

NOTES TO FINANCIAL STATEMENTS(Continued)

May 31, 2012 (Unaudited)

administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of SRM and 1.00% of CRM average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until March 31, 2013, to waive a portion of its advisory fee and has agreed to reimburse SRM and CRM for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed the following:

	Class I	Class N
SRM	1.24%	1.49%
CRM	1.24%	1.49%

These amounts will herein be referred to as the "expense limitations" and are based upon a per annum of the Funds’ average daily net assets.  For the period ended May 31, 2012, the Advisor waived fees and reimbursed expenses for Class I and Class N shares in the amount of $45,866 and $22,612, respectively, for SRM and $17,172 and $64,612, respectively, for CRM.

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Funds operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause that Fund's operating expenses to exceed the respective expense limitation. If any Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund(s) shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

Distributor- The Board has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets of each Fund’s Class N shares. The Funds will pay Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate GFS.

Innealta Capital Funds

NOTES TO FINANCIAL STATEMENTS(Continued)

May 31, 2012 (Unaudited)

Trustees- Each Trustee who is not an interested person of the Trust or Adviser will receive a quarterly fee of $2,000, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the end of each calendar quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Pursuant to separate servicing agreements with GFS, The Funds pay GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, GemCom receives customary fees from the Funds.

5.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the period ended May 31, 2012, SRM and CRM assessed $23,652 and $61, respectively, in redemption fees.

6.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on

Innealta Capital Funds

NOTES TO FINANCIAL STATEMENTS(Continued)

May 31, 2012 (Unaudited)

 or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

7.

SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Innealta Capital Funds

EXPENSE EXAMPLES

May 31, 2012 (Unaudited)

As a shareholder of Innealta Capital Sector Rotation Fund and Innealta Capital Country Rotation Fund, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in Innealta Capital Sector Rotation Fund and Innealta Capital Country Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 30, 2011 through May 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on The Innealta Capital Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 12/30/11	Ending Account Value 5/31/12	Expenses Paid During Period 12/30/11 – 5/31/12*	Expense Ratio During Period 12/30/11 – 5/31/12***
Innealta Capital Sector Rotation Fund:
Class I	$1,000.00	$1,001.00	$ 5.19	1.24%
Class N	1,000.00	999.00	6.23	1.49%

Innealta Capital Country Rotation Fund: Class I	$1,000.00	$1,008.00	$ 5.20	1.24%
Class N	1,000.00	1,007.00	6.25	1.49%

Innealta Capital Funds

EXPENSE EXAMPLES (Continued)

May 31, 2012 (Unaudited)

Hypothetical (5% return before Expenses)	Beginning Account Value 11/30/11	Ending Account Value 5/31/12	Expenses Paid During Period 11/30/11 – 5/31/12**	Expense Ratio During Period 11/30/11 –5/31/12***
Innealta Capital Sector Rotation Fund:
Class I	$1,000.00	$1,018.80	$ 6.26	1.24%
Class N	1,000.00	1,017.55	7.52	1.49%

Innealta Capital Country Rotation Fund: Class I	$1,000.00	$1,018.80	$ 6.26	1.24%
Class N	1,000.00	1,017.55	7.52	1.49%

*  Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (153) divided by the number of days in the fiscal year (366).

** Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

*** Annualized.

Innealta Capital Funds

SUPPLEMENTAL INFORMATION

May 31, 2012 (Unaudited)

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 28, 2011, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Innealta Capital Country Rotation Fund and Innealta Capital Sector Rotation Fund (the “Funds”) and Al Frank Asset Management, Inc. (“AFAM”).

In advance of the October 28, 2011, meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Funds.  The materials also included due diligence materials relating to AFAM (including due diligence questionnaires completed by AFAM, select financial information of AFAM, bibliographic information regarding AFAM’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of the information provided by AFAM, in conjunction with the Funds’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Funds. The Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the approval of the Investment Advisory Agreement with respect to the Funds and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.  In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services.  The Board reviewed materials provided by AFAM related to the proposed Investment Advisory Agreement with the Trust, including, a description of the manner in which investment decisions will be made and executed, a review of the professional personnel performing services for the Funds, including the team of individuals that would be primarily responsible for monitoring and executing the investment process.  The Board discussed the extent of AFAM’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  Additionally, the Board received satisfactory responses from representatives of AFAM with respect to a series of important questions, including: whether AFAM was involved in any lawsuits or pending regulatory actions; whether AFAM’s management of other accounts would conflict with its management of the Funds; and whether AFAM has procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the description provided by AFAM of its practices for monitoring compliance with the Funds’ investment limitations, noting that AFAM would periodically review the portfolio managers’ performance of their duties to ensure compliance under AFAM’s compliance program.  The Board then reviewed the capitalization of AFAM based on information provided by and representations made by AFAM and concluded that AFAM was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Funds.

The Board concluded that AFAM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by AFAM to the Funds were satisfactory.

Performance.  The Board considered AFAM’s past performance as well as other factors relating to AFAM’s track record.  The Trustees reviewed the performance of AFAM’s composite track records for its proposed strategies, noting that performance was acceptable.  The Board concluded that AFAM was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by AFAM, the Board reviewed and discussed a comparison of each fund’s management fee and overall expense ratio to a peer group of funds constructed by AFAM with similar investment objectives and strategies. The Board reviewed the contractual arrangements for the Funds, which stated that AFAM had agreed to waive or limit its management fee and/or reimburse expenses at least until March 31, 2013, to limit net annual operating expenses, and found such arrangements to be beneficial to shareholders.  The Board concluded that, based on the experience and expertise of the personnel of AFAM, particularly the portfolio managers, and the services to be provided to the Funds by AFAM, the fees to be charged by AFAM were fair and reasonable.  The Board concluded that the advisory fees and expense cap for the Funds were fair and reasonable.

Profitability.   The Board also considered the level of profits that could be expected to accrue to AFAM with respect to the Funds based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of AFAM provided by AFAM.  With respect to AFAM, the Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were reasonable and that anticipated profits from AFAM’s relationship with the Funds were not excessive.

Economies of Scale. As to the extent to which each Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed the current size of the Funds, AFAM’s expectations for growth of the Funds. The Board noted that the start-up phase of a fund may be too soon to properly evaluate all of the economies and concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from AFAM as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement was in the best interests of each Fund and its shareholders.

Privacy Policy

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-USE-ETFS or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-USE-ETFS.

INVESTMENT ADVISOR

Al Frank Asset Management, Inc.

85 Argonaut, Suite 220

Aliso Viejo, CA 92656

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/09/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

08/09/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

08/09/12